Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 389,389	¥ 278,688	¥ 435,727
Income from discontinued operations, net of income taxes	78,628
Net income from continuing operations	310,761	278,688	435,727
Adjustments to reconcile net income from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization expense	307,456	151,638	142,786
Impairment loss on long-term investments	22,847		11,811
Asset retirement obligations accretion expense	332
Fair value change of short-term investments	(15,825)	(1,063)	(25,943)
Fair value change of long-term investments	9,686	(9,874)	(17,280)
Loss (income) from equity method investments	748	(109)
Allowance for credit losses	18,137	5,791	2,007
Loss on disposal of property, plant and equipment	9,428	9,425	15,875
Gain on disposal of solar power systems	(13,098)
Non-cash lease expense	463,926	470,358	417,152
Loss (gain) on modification of the operating lease contracts	29	97	(24)
Amortization of debt issuance costs	3,975	3,561	5,278
Deferred income tax benefit	(102,909)	(11,410)	(2,601)
Stock based compensation	6,580	11,564	2,394
Changes in operating assets and liabilities:
Term deposits	138	(970)	495
Accounts receivable, net	24,877	28	(20,183)
Inventories	(4,861,251)	(270,399)	(881,390)
Prepaid expenses, net	2,767	84,397	(158,942)
Other current assets, net	(116,222)	(25,744)	50,699
Other assets, net	(235,249)	(111,327)	(35,085)
Accounts payable	252,754	79,910	(46,464)
Accrued liabilities	100,695	12,961	(277)
Other current liabilities	545,401	(136,279)	663,322
Income tax payables	293,787	(89,679)	64,750
Deferred revenue	88,635	61,190	1,771
Operating lease liabilities	(462,569)	(471,005)	(415,601)
Other liabilities	(57,548)	(16,651)	58,765
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES - CONTINUING OPERATIONS	(3,401,712)	25,098	269,042
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(2,059,724)	(1,827,833)	(1,633,106)
Proceeds from disposal of property, plant and equipment	28,593	34,979	23,540
Purchase of solar power systems	(113,140)
Proceeds from disposal of solar power systems	18,343
Advances to related parties	(1,317)	(8,156)	(9,170)
Repayments from related parties	813	28,277	98,167
Proceeds from redemption of life insurance policies	141,754
Purchase of term deposits	(82,600)	(27,874)	(41,173)
Proceeds from maturity of term deposits	106,043		8,674
Purchase of short-term investments	(47,576)	(92,094)	(211,951)
Proceeds from sales of short-term investments	93,259	169,754
Purchase of long-term investments	(39,481)	(21,418)	(52,170)
Proceeds from sales of long-term investments	11,776	19,799	72,013
Purchase of investments in voluntary partnerships	(153,320)	(28,720)
Return of investments in voluntary partnerships	10,110
Payments for acquisition of subsidiary, net of cash acquired	(553,284)	(175,080)
Proceeds from acquisition of subsidiary, net of cash paid	4,000
NET CASH USED IN INVESTING ACTIVITIES - CONTINUING OPERATIONS	(2,635,751)	(1,928,366)	(1,745,176)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of corporate bonds		250,000	100,000
Repayments for corporate bonds	(160,000)	(120,000)	(80,000)
Payments for bond issuance costs		(7,280)	(4,450)
Borrowings from short-term and long-term loans	13,545,020	7,554,250	5,772,700
Repayments for short-term and long-term loans	(8,230,964)	(6,313,702)	(3,989,881)
Capital contribution from anonymous partnerships	403,480	132,560
Proceeds from exercise of stock options	13,160
Issuance of capital stock		100,926	116,236
Deemed contribution in connection with reorganization	264,827	146,298	25,104
Deemed contribution from shareholder in connection with disposal of property, plant and equipment			15,656
Distribution to anonymous partnerships	(79,851)
Capital return to anonymous partnerships	(3,340)
Dividend paid	(11,894)	(4,560)	(3,390)
Repayments for finance lease liabilities	(4,160)	(2,303)	(2,770)
NET CASH PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	5,736,278	1,736,189	1,949,205
CASH FLOWS FROM DISCONTINUED OPERATIONS
Net cash provided by operating activities – discontinued operations	243,471
Net cash provided by investing activities – discontinued operations
Net cash provided by financing activities – discontinued operations
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	243,471
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(57,714)	(167,079)	473,071
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AS OF THE BEGINNING OF THE YEAR	2,845,717	3,012,796	2,539,725
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AS OF THE END OF THE YEAR	2,788,003	2,845,717	3,012,796
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	255,415	187,133	150,524
Cash paid for income taxes	266,851	364,058	244,478
NON-CASH INVESTING AND FINANCING ACTIVITIES
Liabilities assumed in connection with purchase of property, plant and equipment	1,958	52,030	1,528
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	508,790	602,560	376,214
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	92,739	37,142	41,866
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	8,373	2,682	940
Capital stock issued for acquisition of subsidiary		259,001
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,542,795	2,742,424	2,939,519
Restricted cash, current	168,630	27,198
Restricted cash, non-current	76,578	76,095	73,277
Total cash, cash equivalents and restricted cash	¥ 2,788,003	¥ 2,845,717	¥ 3,012,796